INTANGIBLE ASSETS, NET (Details Textual) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 20,004	$ 19,703	$ 19,412